Accrued Expenses - Accrued Expenses (Detail) (AUD)	Dec. 31, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Legal, tax and accounting fees	461,548	341,681
Salary and related costs	1,036,125	921,186
Research and development materials	687,335	598,701
Production materials	0	26,301
Other	144,432	72,000
Accrued expenses	2,329,440	1,959,869